Earnings Per Share (Narrative) (Details) - shares	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Employee Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	10,000	167,394	457,421